Deutsche
Asset Management
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Summary Prospectus | February 1, 2016



Deutsche Core Equity Fund





 CLASS/Ticker    A   SUWAX    B   SUWBX    C   SUWCX    R   SUWTX    R6   SUWZX    INST   SUWIX    S   SCDGX

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus, Statement of Additional Information (SAI) and other information about the fund online at deutschefunds.com/mutualpros. You can also get this information at no cost by e-mailing a request to service@db.com, calling (800) 728-3337 or asking your financial advisor. The prospectus and SAI, both dated February 1, 2016, as supplemented, are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE


The fund seeks long-term growth of capital, current income and growth of income.



FEES AND EXPENSES OF THE FUND


These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in Deutsche funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class in the prospectus (p. 39) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (p. II-16).


SHAREHOLDER FEES (paid directly from your investment)


                                  A          B          C       R      R6    INST      S
                         ----------  ---------  ---------  ------  ------  ------  -----
Maximum sales
charge (load) imposed
on purchases, as % of
offering price                5.75     None       None     None    None    None    None
------------------------      ----     --         --       ------  ------  ------  ---
Maximum deferred
sales charge (load), as
% of redemption
proceeds                    None     4.00       1.00       None    None    None    None
------------------------    ------   ----       ----       ------  ------  ------  ---
Account Maintenance
Fee (annually, for fund
account balances
below $10,000 and
subject to certain
exceptions)                $   20    $20        $20        None    None    None    $20
------------------------   -------   ----       ----       ------  ------  ------  ---

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)


                              A          B          C          R          R6        INST           S
                      ---------  ---------  ---------  ---------  ----------  ----------  ----------
Management fee            0.35       0.35       0.35       0.35       0.35        0.35        0.35
---------------------     ----       ----       ----       ----       ----        ----        ----
Distribution/service
(12b-1) fees              0.24       0.99       1.00       0.48      None        None        None
---------------------     ----       ----       ----       ----      -----       -----       -----
Other expenses            0.28       0.52       0.29       0.25       0.17        0.19        0.24
---------------------     ----       ----       ----       ----      -----       -----       -----
TOTAL ANNUAL FUND
OPERATING EXPENSES        0.87       1.86       1.64       1.08       0.52        0.54        0.59
---------------------     ----       ----       ----       ----      -----       -----       -----

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



YEARS           A         B         C         R      R6    INST       S
-------  --------  --------  --------  --------  ------  ------  ------
1        $ 659     $ 589     $ 267     $ 110     $53     $55     $60
--       -----     -----     -----     -----     ---     ---     ---
3          837       885       517       343     167     173     189
--       -----     -----     -----     -----     ---     ---     ---
5        1,029     1,206       892       595     291     302     329
--       -----     -----     -----     -----     ---     ---     ---
10       1,586     1,681     1,944     1,317     653     677     738
--       -----     -----     -----     -----     ---     ---     ---

You would pay the following expenses if you did not redeem your shares:



YEARS           A         B         C         R      R6    INST       S
-------  --------  --------  --------  --------  ------  ------  ------
1        $ 659     $ 189     $ 167     $ 110     $53     $55     $60
--       -----     -----     -----     -----     ---     ---     ---
3          837       585       517       343     167     173     189
--       -----     -----     -----     -----     ---     ---     ---
5        1,029     1,006       892       595     291     302     329
--       -----     -----     -----     -----     ---     ---     ---
10       1,586     1,681     1,944     1,317     653     677     738
--       -----     -----     -----     -----     ---     ---     ---

Class B converts to Class A after six years; the Example for Class B reflects Class A fees after the conversion. On or about February 10, 2016, all remaining Class B shares will automatically convert to Class A shares.


PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.


Portfolio turnover rate for fiscal year 2015: 38%.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. Under normal circumstances, the fund invests at least 80% of total assets, determined at the time of purchase, in equities, mainly common stocks. For purposes of this 80% investment limitation, the term total assets is defined as net assets, plus the amount of any borrowings for investment purposes. Although the fund can invest in companies of any size and from any country, it invests primarily in large US companies. Portfolio management may favor securities from different industries and companies at different times. At times, the fund's assets may be invested in securities in relatively few industries or sectors.


MANAGEMENT PROCESS. In choosing stocks, portfolio management uses bottom-up fundamental analysis combined with proprietary quantitative tools. Portfolio management seeks to identify companies that it believes are poised to benefit from one or more of the following:

o shifts in industry spending, government spending and consumer trends (secular themes)

o gains in market share from innovative products and strong intellectual property (product cycles)

o cyclical trends in the industry in which they operate and capable management that can take advantage of those trends (industry cycles)

All investment decisions are made within risk parameters set by portfolio management. The factors considered and models used by portfolio management may change over time. Portfolio management may favor different types of securities from different industries and companies at different times.


Portfolio management will normally sell a stock when it believes the price is unlikely to go higher, the company's fundamentals have changed, other investments offer better opportunities or in the course of adjusting the fund's emphasis on a given industry.


SECURITIES LENDING. The fund may lend securities (up to one-third of total assets) to approved institutions.


MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


STOCK MARKET RISK. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the fund makes, which could affect the fund's ability to sell them at an attractive price. To the extent the fund invests in a particular capitalization or sector, the fund's performance may be affected by the general performance of that particular capitalization or sector.


SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.


FOREIGN INVESTMENT RISK. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.


MEDIUM-SIZED COMPANY RISK. Medium-sized company stocks tend to be more volatile than large company stocks. Because stock analysts are less likely to follow medium-sized companies, less information about them is available to investors. Industry-wide reversals may have a greater impact on medium-sized companies, since they lack the financial resources of larger companies. Medium-sized company stocks are typically less liquid than large company stocks.


SMALL COMPANY RISK. Small company stocks tend to be more volatile than medium-sized or large company stocks. Because stock analysts are less likely to follow small companies, less information about them is available to investors. Industry-wide reversals may have a greater



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                                                       Deutsche Core Equity Fund


                                             SUMMARY PROSPECTUS February 1, 2016
impact on small companies, since they may lack the financial resources of larger companies. Small company stocks are typically less liquid than large company stocks.

FOCUS RISK. To the extent that the fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the fund's performance.


SECURITIES LENDING RISK. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.


OPERATIONAL AND TECHNOLOGY RISK. Cyber-attacks, disruptions, or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations.



PAST PERFORMANCE


How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends and distributions were reinvested. For more recent performance figures, go to deutschefunds.com (the Web site does not form a part of this prospectus) or call the phone number included in this prospectus.


The performance figures for Class R shares prior to class inception are based on the historical performance of Class S shares, adjusted to reflect the higher expenses of Class R shares.


Prior to May 31, 2013, the fund had a sub-advisor and a different investment management team that operated with a different investment strategy. Performance would have been different if the fund's current investment strategy had been in effect.


CALENDAR YEAR TOTAL RETURNS (%) (Class A)

These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.



[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]



  2006       2007       2008       2009       2010       2011       2012       2013       2014       2015
  13.07      0.47       -38.74     33.70      13.71       -0.46     15.40      36.84      11.26      4.85





                    RETURNS    PERIOD ENDING
 BEST QUARTER      18.25%      September 30, 2009
 WORST QUARTER     -21.99%     December 31, 2008

AVERAGE ANNUAL TOTAL RETURNS
(For periods ended 12/31/2015 expressed as a %)

After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.



                                      CLASS           1           5         10
                                  INCEPTION        YEAR       YEARS      YEARS
                               ------------  ----------  ----------  ---------
CLASS A before tax               8/2/1999        -1.18       11.56       6.22
-----------------------------  ----------       ------       -----       ----
  After tax on distribu-
  tions                                          -3.46       10.03       4.78
  After tax on distribu-
  tions and sale of fund
  shares                                         0.55         8.87       4.72
-----------------------------  ----------       ------       -----       ----
CLASS B before tax             12/29/2000        0.88        11.74       5.86
-----------------------------  ----------       ------       -----       ----
CLASS C before tax             12/29/2000        4.06        12.03       6.04
-----------------------------  ----------       ------       -----       ----
CLASS R before tax               5/1/2012        4.55        12.37       6.48
-----------------------------  ----------       ------       -----       ----
INST CLASS before tax           8/19/2002        5.21        13.32       7.34
-----------------------------  ----------       ------       -----       ----
CLASS S before tax              5/31/1929        5.12        13.23       7.21
-----------------------------  ----------       ------       -----       ----
RUSSELL 1000 (Reg. TM) INDEX
(reflects no deduction for
fees, expenses or taxes)                         0.92        12.44       7.40
-----------------------------  ----------       ------       -----       ----



                                     CLASS          1       SINCE
                                 INCEPTION       YEAR   INCEPTION
                               -----------  ---------  ----------
CLASS R6 before tax            8/25/2014        5.01       5.90
-----------------------------  ---------        ----       ----
RUSSELL 1000 (Reg. TM) INDEX
(reflects no deduction for
fees, expenses or taxes)                        0.92       3.57
-----------------------------  ---------        ----       ----

MANAGEMENT


INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc.


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                                                       Deutsche Core Equity Fund


                                             SUMMARY PROSPECTUS February 1, 2016

PORTFOLIO MANAGER(S)

OWEN FITZPATRICK, CFA, MANAGING DIRECTOR. Lead Portfolio Manager of the fund. Began managing the fund in 2013.


THOMAS M. HYNES, JR., CFA, DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 2013.


BRENDAN O'NEILL, CFA, DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 2013.


PANKAJ BHATNAGAR, PHD, MANAGING DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 2013.



PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT ($)


                                                               AUTOMATIC
                                              UGMAS/          INVESTMENT
                   NON-IRA            IRAS     UTMAS               PLANS
         -----------------  --------------  --------  ------------------
A B C        1,000                 500       1,000             500
-------      -----                 ---       -----             ---
R               None              N/A         N/A             N/A
--           -----                ----       -----            ----
R6              None              N/A         N/A             N/A
--           -----                ----       -----            ----
INST     1,000,000                N/A         N/A             N/A
--       ---------                ----       -----            ----
S            2,500               1,000       1,000           1,000
--       ---------               -----       -----           -----

For participants in all group retirement plans, and in certain fee-based and wrap programs approved by the Advisor, there is no minimum initial investment and no minimum additional investment for Class A, C and S shares. For Section 529 college savings plans, there is no minimum initial investment and no minimum additional investment for Class S shares. In certain instances, the minimum initial investment may be waived for Institutional Class shares. There is no minimum additional investment for Class R, Class R6 and Institutional Class shares. Because Class B shares are closed to new investment, existing Class B shareholders may purchase Class A and C shares with a minimum initial investment of $50. The minimum additional investment in all other instances is $50.



TO PLACE ORDERS


MAIL           New Accounts             Deutsche Asset Management
                                        PO Box 219356
                                        Kansas City, MO 64121-9356
               Additional Investments   Deutsche Asset Management
                                        PO Box 219154
                                        Kansas City, MO 64121-9154
               Exchanges and            Deutsche Asset Management
               Redemptions              PO Box 219557
                                        Kansas City, MO 64121-9557
EXPEDITED MAIL                          Deutsche Asset Management
                                        210 West 10th Street
                                        Kansas City, MO 64105-1614
WEB SITE                                deutschefunds.com
TELEPHONE                               (800) 728-3337
                                        M - F 8 a.m. - 8 p.m. ET
TDD LINE                                (800) 972-3006, M - F 8 a.m. - 8 p.m. ET


Initial investments must be sent by mail. You can make additional investments or sell shares of the fund on any business day by visiting our Web site, by mail, or by telephone. The fund is generally open on days when the New York Stock Exchange is open for regular trading.


Class B shares are closed to new purchases, except for exchanges and the reinvestment of dividends or other distributions. On or about February 10, 2016, all remaining Class B shares will automatically convert to Class A shares. Institutional Class shares are generally available only to qualified institutions. Class R shares and Class R6 shares are generally available only to certain retirement plans. Class S shares are only available to a limited group of investors.



TAX INFORMATION


The fund's distributions are generally taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. Any withdrawals you make from such tax-advantaged investment plans, however, may be taxable to you.



PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.


No such payments are made with respect to Class R6 shares. To the extent the fund makes such payments with respect to another class of its shares, the expense is borne by the other share class.


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                                                       Deutsche Core Equity Fund
                                    SUMMARY PROSPECTUS February 1, 2016 DCEF-SUM